AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 14, 2000

                                                              File No. 333-50545
                                                              File No. 811-7924
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST EFFECTIVE AMENDMENT NO. 4
                                       AND
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 25

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                 Carol S. Watson
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                               JOAN E. BOROS, ESQ.
                           Jorden Burt Boros Cicchetti
                             Berenson & Johnson LLP
                        1025 Thomas Jefferson Street N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805
                            ------------------------

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become  effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on May 1 pursuant to paragraph (b) of Rule 485
/X/ 60 days after filing  pursuant to paragraph (a) of rule 485
/ / on ____ pursuant to paragraph (a) of rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

                               Scope of Amendment


Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of amending the registration statement to reflect (a) the substitution of a new income benefit option and (b) the substitution of a new income death benefit option, both of which Registrant proposes to make available on or about May 1, 2000 under the contracts described in the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein. Prior to May 1, 2000, Registrant intends to file a subsequent post-effective amendment, including revised prospectuses and a statement of additional information, that will incorporate the changes set out in this Amendment.

Part A

The Lincoln Benefit Life Consultant I Variable Annuity prospectus contained in the registration statement which offers the Enhanced Death Benefit Combination Rider, referred to in the Statement of Additional Information, is amended as follows:

1. The information contained under the heading "Separate Account Expenses (As a percentage of daily net asset value deducted from each of the Subaccount of the Separate Account)" in the Fee Tables shall be replaced with the following:



          Mortality and Expense Risk Charge*.....................      1.15%
          Administrative Expense Charge..........................      0.10%
                                                                   ---------
          Total Separate Account Annual Expenses.................      1.25%

------------------------
     * If you select the Enhanced Death Benefit Rider, the Mortality and Expense Risk Charge will be equal to 1.35% of your Contract's average daily net assets in the Separate Account. If you select the Enhanced Income Benefit Rider, the Mortality and Expense Risk Charge will be equal to 1.50% of your Contract's average daily net assets in the Separate Account. If you select the Enhanced Death and Income Benefit Rider, the Mortality and Expense Risk Charge will be equal to 1.55% of your Contract's average daily net assets in the Separate Account. If you select the Enhanced Death and Income Benefit Rider II, the Mortality and Expense Risk Charge will be equal to 1.70% of your Contract's average daily net assets in the Separate Account.


2. The sections entitled "Enhanced Death Benefit Rider" and "Enhanced Death and Income Benefit Rider" shall be deleted in their entirety and replaced with the following:

ENHANCED DEATH BENEFIT RIDER: When you purchase your Contract, you may select the Enhanced Death Benefit Rider. If you are not an individual, the Enhanced Death Benefit applies only to the Annuitant's death. As described below, we will charge a higher mortality and expense risk charge if you select this Rider. If you select this rider, the Death Benefit will be the greater of the value provided in your Contract or the Enhanced Death Benefit. The Enhanced Death Benefit will be the greater of the Enhanced Benefit A and Enhanced Benefit B, defined below.

ENHANCED INCOME BENEFIT RIDER: When you purchase your Contract as of or after 5-14-2000, you may select the Enhanced Income Benefit Rider where approved by your state. This rider is available if the oldest annuitant is age 75 or less at issue. If you select this rider, you may be able to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this rider is equal to the greater of Enhanced Benefit A or Enhanced Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

(a)      on or after the tenth Contract Anniversary;
(b)      before the Annuitant's age 90; and
(c)      within a 30 day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the contract for either single or joint lives with a period certain of at least:

(a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

(b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH AND INCOME BENEFIT RIDER: When you purchase your Contract before 5-15-2000, and where approved by your state, you may choose the Enhanced Death and Income Benefit Rider. This rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this rider is equal to the value of the Enhanced Death Benefit on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is on or after the tenth Contract Anniversary, but before the Annuitant's age 90. On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for payments guaranteed for either single or joint lives with a period certain of at least:

(a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

(b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH AND INCOME BENEFIT RIDER II: When you purchase your Contract after 5-14-2000, you may select the Enhanced Income Benefit Rider II, where approved by your state. This rider is available if the oldest annuitant is age 75 or less at issue. This rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this rider is equal to the greater of Enhanced Benefit A or Enhanced Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

(a)      on or after the tenth Contract Anniversary;
(b)      before the Annuitant's age 90; and
(c)      within a 30 day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the contract for either single or joint lives with a period certain of at least:

(a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

(b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED BENEFIT A. At issue, Enhanced Benefit A is equal to the initial Purchase Payment. After issue, Enhanced Benefit A is adjusted whenever you pay a Purchase Payment or make a withdrawal and on each Contract Anniversary as follows:

- When you pay a Purchase Payment, we will increase Enhanced Benefit A by the amount of the Purchase Payment;

- When you make a withdrawal, we will decrease Enhanced Benefit A by a withdrawal adjustment, as described below; and

- On each Contract Anniversary, we will set Enhanced Benefit A equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Enhanced Benefit A.

If you do not pay any additional purchase payments or make any withdrawals, Enhanced Benefit A will equal the highest of the Contract Value on the Issue Date and all Contract Anniversaries prior to the date we calculate any Enhanced Death Benefit or Enhanced Income Benefit.

We will continuously adjust Enhanced Benefit A as described above until the oldest Contract Owner's 85th birthday or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Benefit A only for Purchase Payments and withdrawals.

ENHANCED BENEFIT B. Enhanced Benefit B is equal to your total Purchase Payments, reduced by any withdrawal adjustments, accumulated daily at an effective annual rate of 5% per year, until:

(a) the first day of the month following the oldest Contract owner's 85th birthday; or

(b) the first day of the month following the oldest annuitant's 85th birthday, if the Contract Owner is a company or other legal entity.

Thereafter, we will only adjust Enhanced Benefit B to reflect additional Purchase Payments and withdrawals. Enhanced Benefit B will never be greater than the maximum death benefit allowed by any nonforfeiture laws that govern the Contract.

The withdrawal adjustment for both Enhanced Benefit A and Enhanced Benefit B will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the most recently calculated Enhanced Benefit A or B, as appropriate.


3. In the section entitled "Mortality and Expense Risk Charge", the language contained in the last paragraph of that section shall be replaced with the following:

If you select the Enhanced Death Benefit Rider, your mortality and expense risk charge will be 1.35% of average net asset value of each Subaccount. If you select the Enhanced Income Rider, your mortality and expense risk charge will be 1.50% of average daily net asset value of each Subaccount. If you select the Enhanced Death and Income Benefit Rider, your mortality and expense risk charge will be 1.55% of average daily net asset value of each Subaccount. If you select the Enhanced Death and Income Benefit Rider II, your mortality and expense risk charge will be 1.70% of average daily net asset value of each Subaccount. We charge a higher mortality and expense risk charge for the Riders to compensate us for the additional risk that we accept by providing the Riders. We will calculate a separate Accumulation Unit Value for the base Contract, and for Contracts with each type of Rider, in order to reflect the difference in the mortality and expense risk charges.

Part C

Part C is hereby amended to include the following exhibits:

Item 24(b).  EXHIBITS

(4)      Form of Contract Riders

                                   Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Lincoln, State of Nebraska, on the 14th Day of March, 2000.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                                (Registrant)

                                By:         LINCOLN BENEFIT LIFE COMPANY
                                     ------------------------------------------
                                                    (DEPOSITOR)

                                By:             /s/ B. EUGENE WRAITH
                                     ------------------------------------------
                                                  B. Eugene Wraith
                                       PRESIDENT AND CHIEF OPERATING OFFICER

As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed by the following persons in the capacities and on the dates indicated:

          SIGNATURE                       TITLE                    DATE
------------------------------  --------------------------  -------------------
/s/ B. EUGENE WRAITH
------------------------------  President, Chief Operating
       B. Eugene Wraith           Officer and Director         March 14, 2000
(PRINCIPAL EXECUTIVE OFFICER)

/s/ MARVIN P. EHLY
------------------------------  Senior Vice President
       MARVIN P. EHLY             Treasurer, Controller        March 14, 2000
(PRINCIPAL FINANCIAL OFFICER)     and Director
(PRINCIPAL ACCOUNTING OFFICER)

/s/ LAWRENCE W. DAHL
------------------------------  Executive Vice President       March 14, 2000
       Lawrence W. Dahl            and Director

/s/ DOUGLAS F. GAER
------------------------------  Executive Vice President       March 14, 2000
       Douglas F. Gaer             and Director

/s/ ROBERT E. RICH
------------------------------  Executive Vice President       March 14, 2000
        Robert E. Rich            and Director

/s/ THOMAS R. ASHLEY
------------------------------  Director                       March 14, 2000
       Thomas R. Ashley

/s/ THOMAS J. BERNEY
------------------------------  Director                       March 14, 2000
      Thomas J. Berney

/s/ JOHN H. COLEMAN III
------------------------------  Director                       March 14, 2000
     John H. Coleman III

/s/ RODGER A. HERGENRADER
------------------------------  Director                       March 14, 2000
      Rodger A. Hergenrader

------------------------------  Director                       March 14, 2000
         Kevin Slawin

/s/ J. SCOTT TAYLOR
------------------------------  Director                       March 14, 2000
     J. Scott Taylor

------------------------------  Director                       March 14, 2000
      Michael J. Velotta

/s/ CAROL S. WATSON
------------------------------  Director                       March 14, 2000
       Carol S. Watson

/s/ DEAN M. WAY
------------------------------  Director                       March 14, 2000
         Dean M. Way

------------------------------  Director                       March 14, 2000
      Patricia W. Wilson

------------------------------
      Thomas J. Wilson, II      Chairman of the Board,         March 14, 2000
                                Chief Executive Officer,
                                  and Director

                                  EXHIBIT LIST

The following exhibit is filed herewith:

EXHIBIT NO.               DESCRIPTION

(4)                Form of Contract Riders